Income tax expense	12 Months Ended
Dec. 31, 2017
Income Tax Expense
Income tax expense
30)	Income tax expense

The major components of income tax expense for the years ended December 31, 2017, 2016 and 2015 are:

Consolidated statement of comprehensive income

	December 31, 2017	December 31, 2016	December 31, 2015
Current income tax:
Current income tax charge	$32,934	$28,114	$19,491
Adjustment in respect of current income tax of previous year	2,225	(666)	(2,211)
Deferred tax expense:
Relating to origination and reversal of temporary differences	(15,050)	6,642	13,748

Income tax expense reported in the income statement	$20,109	$34,090	$31,028

Consolidated statement of other comprehensive income
	December 31, 2017	December 31, 2016	December 31, 2015
Hedging reserves	3,558	(3,558)	$(12,678)
Fair value reserves	—	—	(680)
Reserves relating to actuarial gains and losses	(15,018)	4,289	3,410

Income tax charged directly to other comprehensive income	$(11,460)	$731	$(9,948)

A reconciliation between tax expense and the product of accounting profit multiplied by domestic tax rate for the years ended December 31, 2017, 2016 and 2015 is as follows:

	December 31, 2017		December 31, 2016		December 31, 2015
Accounting profit (loss) after income tax		$82,032		$44,186		$(139,506)
Total income tax expense		20,109		34,090		31,028

Profit (loss) before income tax		$102,141		$78,276		$(108,478)

Income tax at Colombian statutory rate	40.00%	40,856	40.00%	31,311	39.00%	(42,306)
Tax credit (1)	0.00%	—	(5.74%)	(4,493)	2.60%	(2,816)
Productive fixed assets special deduction	(44.91%)	(45,868)	(22.10%)	(17,299)	47.00%	(51,003)
Permanent differences (2)	138.54%	141,508	(346.48%)	(271,209)	47.70%	(51,769)
Non–deductible taxes	3.06%	3,124	15.01%	11,749	(2.7%)	2,893
Effect of tax exemptions and tax rates in foreign jurisdictions	(118.26%)	(120,797)	71.56%	56,014	(24.90%)	27,030
Non recognized deferred tax assets	(141.93%)	(144,965)	248.77%	194,732	(94.5%)	102,553
Fiscal Revenue losses	184.69%	188,640	—	—	—	—
Exchange rate differences	(48.56)%	(49,595)	107.20%	83,916	37.30%	(40,483)
Other	9.30%	9,498	(13.10%)	(10,254)	(0.80%)	878
Changes in tax rates	(2.24%)	(2,292)	(51.58%)	(40,377)	(79.30%)	86,051

	19.69%	$20,109	43.55%	$34,090	28.60%	$31,028

(1)	Airline companies in Colombia are entitled to a tax credit or discount for income tax purposes based on the proportion between the international flights income and total income of the Company during the year. The legislative purpose of this tax provision is to limit the Company’s exposure to double taxation on their worldwide income in Colombia, therefore limiting the tax expense to local Colombian source income.

The tax reform contained in the Law 1819 of 2016 eliminates the tax credit for air or marine international transportation above noted, such tax credit will only be applicable until tax year 2016.

(2)	This item includes several permanent differences that are non-deductible expenses for the purposes of Corporate Income Tax. Consequently, they are necessary for the reconciliation between nominal and effective tax rates. These other permanent differences include various items such as the consolidation of special purpose entities, and losses of property, plant and equipment.

Below we show an analysis of the Company’s deferred tax assets and liabilities:

	Consolidated Statement of Financial Position			Variation
	December 31 de 2017,	December 31 de 2016,	December 31 de 2015,	December 31 de 2017,	December 31 de 2016,
Assets (liabilities)
Accounts payable	$—	$446	$4,470	$(446)	$(4,024)
Inflation adjustments	—	—	(23)	—	23
Deposits and other assets	(3,623)	(12,183)	(157)	8,560	(12,026)
Aircraft maintenance	(31,450)	(3,448)	787	(28,002)	(4,235)
Pension liabilities	28,414	25,842	(19,541)	2,572	45,383
Provisions	56,915	66,947	48,561	(10,032)	18,386
Loss carry forwards	3,103	16,641	31,035	(13,538)	(14,394)
Non-monetary items	(37,095)	(92,832)	(57,913)	55,737	(34,919)
Intangible assets	(11,534)	(12,031)	(12,582)	497	551
Other	(4,575)	(3,889)	(2,265)	(686)	(1,624)

Net deferred tax assets / (liabilities)	$155	$(14,507)	$(7,628)	$14,662	$(6,879)

Reflected in the statement of financial position as follows:
Deferred tax assets	$25,969	$5,845	$5,847
Deferred tax liabilities	(25,814)	(20,352)	(13,475)

Deferred tax assets (liabilities) net	$155	$(14,507)	$(7,628)

Reconciliation of deferred tax assets net	December 31, 2017	December 31, 2016
Opening balance as of January 1,	$(14,507)	$(7,628)
Tax income during the period recognized in profit or loss	15,050	(6,642)
Tax income during the period recognized in other comprehensive income	(155)	731
Exchange differences	(233)	(968)

Closing balance as of December 31	$155	$(14,507)

Income Tax

Tax Credits

As of December 31 2017, the Company’s subsidiaries have tax loss carryforwards of approximately US$102 million and excess of presumptive income tax of approximately US$10 million, which are available to offset in future taxable income in the relevant jurisdictions, if any, where appropriate.

The Company has deferred tax asset corresponding to the aforementioned tax losses for US$37. However, according to the Company’s financial projections no tax income will be generated for the next 5 years to allow the compensation of the deferred tax assets. Therefore, said deferred tax assets has only been recognized by an amount up to the concurrence of deferred tax liabilities, according to IAS12 paragraph 35.

Subsidiaries Investments

Because Avianca S.A. and Tampa Cargo S.A. are the dominant companies in their subsidiaries and are able to control the future moment in which the temporary difference related to their investments in such subsidiaries can be reversed. Consequently, due to this temporary difference, which amount to US$162 million, will not be reversed in a foreseeable future, the Companies have decided not to recognize deferred tax related with such investments according to the exception to IAS12 paragraphs 39 and 44.

Tax Reform – Law 1819, 2016

Modifies the Tax Law to reconcile the income, tax treatments, tax costs and deductions with the application of Regulatory Frameworks.

•	Eliminates the Income Tax for Equity (CREE), and stablishes a general tax rate for income and complementary tax of 34% for tax year 2017 and 33% for 2018 and beyond.

•	Stablishes an income and complementary tax surcharge for tax bases over US$260 approximately, of 6% for 2017 and 4% for 2018.

•	The tax losses incurred before 2017 on income and complementary tax and/or income tax on equity, will be limited to the result of applying the formula mentioned in Article 290, subsection 5 of the Tax Law.

•	The applicable rate to determine presumptive income increases from 3% to 3.5%, according to the Company’s net worth as of December 31 of the previous year.